Appendix 2 Additional Information No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by maturity (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	$ 136,992,126	$ 168,923,002
Other receivables, Current	66,846,017	116,164,466
Trade and other receivables, Current	1,449,294,549	1,509,513,355
Trade and other non-current receivables	903,678,141	691,147,645
Trade accounts receivable and other accounts receivable	3,502,319	3,407,699
Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(65,876,615)	(65,329,998)
Financial assets	305,585,949	323,286,022
Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(139,954)	(262,097)
Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(11,430,370)	(11,430,368)
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Leasing Accounts Receivables, Non-current	137,964,743	170,338,861
Other receivables, Current	78,276,422	127,594,834
Trade and other receivables, Current	1,526,741,488	1,586,535,818
Trade and other non-current receivables	916,729,235	703,330,626
Trade accounts receivable and other accounts receivable	3,502,319	3,407,699
Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,427,709,524	1,437,903,199
Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	20,755,542	21,037,785
Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	78,276,422	127,594,834
Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,449,294,549	1,509,513,355
1-30 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(454,616)	(582,502)
1-30 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	31,474,982	165,196,456
1-30 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	31,020,366	164,613,954
31-60 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,848,768)	(1,202,377)
31-60 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	48,358,190	20,742,604
31-60 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	46,509,422	19,540,227
61 - 90 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,715,408)	(1,820,576)
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	17,972,222	13,545,981
61 - 90 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	16,256,814	11,725,405
91 - 120 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(1,844,114)	(2,309,882)
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	16,543,822	19,943,245
91 - 120 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	14,699,708	17,633,363
121-150 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(2,143,323)	(2,940,313)
121-150 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	11,522,260	20,455,008
121-150 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	9,378,937	17,514,695
151-180 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(2,833,718)	(2,441,799)
151-180 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	27,808,169	20,258,067
151-180 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	24,974,451	17,816,268
181-210 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(3,353,938)	(2,756,571)
181-210 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	11,142,122	12,059,092
181-210 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	7,788,184	9,302,521
211-250 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(3,555,933)	(3,164,816)
211-250 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	28,572,932	10,660,914
211-250 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	25,016,999	7,496,098
More than 251 days [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(29,551,108)	(34,271,448)
More than 251 days [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(11,430,370)	(11,430,368)
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	159,492,141	91,914,939
More than 251 days [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	11,474,680	11,474,680
More than 251 days [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	129,985,343	57,687,803
Current Portfolio [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(18,575,689)	(13,839,714)
Current Portfolio [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(139,954)	(262,097)
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,074,822,684	1,063,126,893
Current Portfolio [Member] | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	20,755,542	21,037,785
Current Portfolio [Member] | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	66,801,742	116,120,154
Current Portfolio [Member] | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	1,143,664,325	1,186,183,021
Total Non-Current | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(12,078,477)	(10,767,122)
Total Non-Current | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Impairment provision	(972,617)	(1,415,859)
Total Non-Current | Gross Carrying Amount [Member] | Trade Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	775,262,173	529,584,066
Total Non-Current | Gross Carrying Amount [Member] | Accounts Receivable Leasing [Member]
Trade And Other Receivables [Line Items]
Financial assets	137,964,743	170,338,861
Total Non-Current | Gross Carrying Amount [Member] | Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	3,502,319	3,407,699
Total Non-Current | Gross Carrying Amount [Member] | Trade and Other Receivables [Member]
Trade And Other Receivables [Line Items]
Financial assets	$ 903,678,141	$ 691,147,645